RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH
RESTRICTED CASH

7. RESTRICTED CASH

Restricted cash, as of December 31, 2011 and 2010, was as follows:

	As of December 31,	As of December 31,
	2011	2010

Minimum Liquidity	$250	$250
Retention of proceeds from sale of vessels	-	1,323
Letters of guarantee for hull and vessels	-	11,033
Short term restricted cash accounts	250	12,606

Retention of proceeds from sale of vessels	-	30,669
Letters of guarantee	31	31
Long term restricted cash accounts	31	30,700

	$281	$43,306

The decrease in restricted cash is mainly attributable to the fact that in January 2011, the Company used $31,992 of the retained proceeds received from the sale of the five non-core vessels, the High Rider, the High Land, the Chinook, the Ostria and the Nordanvind, to partially repay the Facility Agreement. Moreover, during January 2011, the Company used a letter of guarantee amounting to approximately $6,000 for the acquisition of the Newlead Prosperity and a letter of guarantee amounting to approximately $5,033 for the construction of Newlead Gujarat.